Organization, Consolidation and Presentation of Financial Statements	12 Months Ended
Sep. 30, 2011
Disclosure Text Block Supplement [Abstract]
Additional Financial Information Disclosure [Text Block]
SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING ACTIVITIES:

In November the Company issued 80,000,000 shares of its common stock valued at 60,000 to Elasco's president, 10,000 was recorded as a bonus and 50,000 is prepaid salary which was expensed over six months beginning mid November 2010.

Issuance of convertible note payable of 3,150,000 for unpatented rebreather system technology.

In April the Company issued 68,000,000 shares of its common stock valued at 32,800 to Elasco's president and one employee, which was recorded as prepaid salary and was expensed through July 2011.

On June 30, 2011, the President of the Company converted 1,000 of accrued salary into 1 share of Series A Preferred Stock.

In September, the Company converted its loan receivable plus accrued interest into 3,935,091 shares Hawaiian Hospitality Group, Inc.

During the year 426,806 of notes and accrued interest was converted into 1,913,514,068 shares of the Company's common stock.

Basis of Accounting [Text Block]

NOTE 2 – GOING CONCERN

The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles applicable to a going concern, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business. As of September 30, 2011, the Company had a working capital deficit of 10,480,097, an accumulated deficit of 11,112,011, and a net loss of 7,894,159 for the year then ended.  The Company’s continued operating losses and limited capital raise substantial doubt about the Company’s ability to continue as a going concern.  For the year ended September 30, 2011, the Company was able to pay its obligations to vendors from fund raised through issuance of convertible notes to certain shareholders. The Company intends on financing its future development activities from the same sources, until such time that funds provided by operations are sufficient to fund working capital requirements. If adequate funds are not available, it would have a material adverse effect on the Company’s business, financial condition and/or results of operations and may ultimately cause discontinuance of operations.